Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Equity	Non-controlling interests	Total
Balance at Oct. 13, 2021
Net income (loss) for the period	(27)		(27)
Contributions		20,461	20,461
Balance at Dec. 31, 2021	(27)	20,461	20,434
Net income (loss) for the period	(344)	(26)	(370)
Business Combination	(121)	5,927	5,806
Destributions	(224)	(4,260)	(4,484)
Balance at Mar. 31, 2022	(716)	22,102	21,386
Balance at Dec. 31, 2021	(27)	20,461	20,434
Net income (loss) for the period			2,808
Balance at Sep. 30, 2022	(1,278)	30,089	28,811
Balance at Mar. 31, 2022	(716)	22,102	21,386
Net income (loss) for the period	(561)	2,923	2,362
Contributions		1,152	1,152
Balance at Jun. 30, 2022	(1,277)	26,177	24,900
Net income (loss) for the period	(1)	817	816
Destributions		(3,562)	(3,562)
Contributions		6,657	6,657
Balance at Sep. 30, 2022	$ (1,278)	$ 30,089	$ 28,811